Notes to the Consolidated Statements of Financial Position - Summary Of Trade receivables (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Valuation adjustments (ECL)	€ (5.6)	€ (4.5)
Trade receivables	25.1	26.3
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 30.7	€ 30.8